OFF-BALANCE SHEET ITEMS - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 1,225,217,350	$ 1,166,871,058
Documentary Export/Import Credits	85,829,448	132,663,267
Guarantees Granted	1,115,640,263	1,000,981,228
Liabilities for Foreign Trade Operations	$ 101,729,079	$ 80,409,381